Financial Instruments (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Exposure of credit operations with credit granting characteristics	R$ 34,365,118	R$ 24,286,705
(-) Allowance for expected credit loss	(2,413,641)	(1,623,379)
Credit limits granted and not used(1)	(4,249)	(4,747)
Total	31,947,228	22,658,579
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Exposure of credit operations with credit granting characteristics	31,663,353	22,709,067
(-) Allowance for expected credit loss	(650,597)	(582,340)
Credit limits granted and not used(1)	(3,067)	(3,475)
Total	31,009,689	22,123,252
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Exposure of credit operations with credit granting characteristics	1,287,563	713,007
(-) Allowance for expected credit loss	(552,889)	(269,572)
Credit limits granted and not used(1)	(1,086)	(981)
Total	733,588	442,454
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Exposure of credit operations with credit granting characteristics	1,414,202	864,631
(-) Allowance for expected credit loss	(1,210,155)	(771,467)
Credit limits granted and not used(1)	(96)	(291)
Total	R$ 203,951	R$ 92,873